NOTE 9 - SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Notes
NOTE 9 - SEGMENT REPORTING

NOTE 9-SEGMENT REPORTING

We operate in a single operating segment and a single reporting segment. Operating segments are defined as components of an enterprise about which separate financial information is regularly evaluated by the chief operating decision maker function (which is fulfilled by our chief executive officer) in deciding how to allocate resources and in assessing performance. Our chief executive officer allocates resources and assesses performance based upon financial information at the level. Since we operate in one operating segment, all required financial segment information is presented in the financial statements.